UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05848

            The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi
Chief Investment Officer	Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) per Class A Share of The Gabelli Value 25 Fund decreased 15.7% compared with a decrease of 3.1% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results
Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (9/29/89)
Class A (GABVX)	(15.67)%	(13.79)%	0.68%	7.51%	5.11%	9.05%
With sales charge (b)	(20.52)	(18.74)	(0.51)	6.87	4.69	8.84
S&P 500 Index	(3.08)	7.51	10.73	13.99	8.83	9.67
Class AAA (GVCAX)	(15.74)	(13.89)	0.67	7.50	5.10	9.05
Class C (GVCCX)	(16.07)	(14.50)	(0.08)	6.70	4.32	8.51
With contingent deferred sales charge (c)	(16.91)	(15.36)	(0.08)	6.70	4.32	8.51
Class I (GVCIX)	(15.57)	(13.49)	1.05	7.84	5.37	9.18

In the current prospectuses dated April 29, 2020, the gross expense ratios for Class AAA, A, C, and I Shares are 1.41%, 1.41%, 2.16%, and 1.16% respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.41%, 1.41%, 2.16%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2020. The contractual reimbursement for Class I Shares is in effect through April 30, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with this class of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)   Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Value 25 Fund Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2020 through June 30, 2020	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value 25 Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 842.60	1.47%	$ 6.73
Class A	$1,000.00	$ 843.30	1.47%	$ 6.74
Class C	$1,000.00	$ 839.30	2.22%	$10.15
Class I	$1,000.00	$ 844.30	1.00%	$ 4.59
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.55	1.47%	$ 7.37
Class A	$1,000.00	$1,017.55	1.47%	$ 7.37
Class C	$1,000.00	$1,013.82	2.22%	$11.12
Class I	$1,000.00	$1,019.89	1.00%	$ 5.02

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

The Gabelli Value 25 Fund Inc.

Broadcasting	12.4%
Consumer Products	10.0%
Entertainment	9.5%
Electronics.	9.0%
Financial Services	8.5%
Metals and Mining	8.4%
Cable and Satellite	6.6%
Environmental Services	6.1%
Food and Beverage	4.6%
Diversified Industrial	4.2%
Aerospace	3.3%
Energy and Utilities	2.9%
Automotive: Parts and Accessories	2.7%
U.S. Government Obligations	1.8%

Machinery	1.6%
Automotive	1.4%
Business Services	1.3%
Real Estate	1.2%
Equipment and Supplies	1.1%
Hotels and Gaming	0.9%
Telecommunications	0.8%
Communications Equipment	0.6%
Wireless Communications	0.6%
Building and Construction	0.4%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 98.1%
	Aerospace — 3.3%
228,000	Aerojet Rocketdyne Holdings Inc.†	$1,518,451	$9,037,920

	Automotive — 1.4%
130,000	Navistar International Corp.†	3,436,335	3,666,000

	Automotive: Parts and Accessories — 2.7%
41,000	Garrett Motion Inc.†	508,222	227,140
82,000	Genuine Parts Co.	1,804,619	7,130,720

		2,312,841	7,357,860

	Broadcasting — 12.4%
7,000	Liberty Broadband Corp., Cl. A†	314,951	855,330
46,500	Liberty Broadband Corp., Cl. C†	886,873	5,764,140
105,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	582,638	3,617,250
166,000	MSG Networks Inc., Cl. A†	76,944	1,651,700
843,000	ViacomCBS Inc., Cl. A	25,609,961	21,580,800

		27,471,367	33,469,220

	Building and Construction — 0.4%
30,000	Johnson Controls International plc	435,269	1,024,200

	Business Services — 1.3%
115,000	Macquarie Infrastructure Corp.	3,267,345	3,529,350

	Cable and Satellite — 6.6%
76,000	AMC Networks Inc., Cl. A†	0	1,777,640
130,000	Comcast Corp., Cl. A	1,927,375	5,067,400
154,000	DISH Network Corp., Cl. A†	3,041,768	5,314,540
83,000	EchoStar Corp., Cl. A†	1,675,147	2,320,680
49,000	Liberty Global plc, Cl. A†	335,566	1,071,140
38,000	Liberty Global plc, Cl. C†	237,905	817,380
36,000	Rogers Communications Inc., Cl. B	111,369	1,446,840

		7,329,130	17,815,620

	Communications Equipment — 0.6%
80,000	Loral Space & Communications Inc.	3,334,643	1,561,600

	Consumer Products — 10.0%
77,000	Edgewell Personal Care Co.†	1,799,986	2,399,320
57,500	Energizer Holdings Inc.	1,438,058	2,730,675
92,527	Qurate Retail Inc., Cl. A†	839,896	879,007
301,600	Swedish Match AB	4,273,647	21,200,232

		8,351,587	27,209,234

	Diversified Industrial — 4.2%
26,000	Ampco-Pittsburgh Corp.†	130,009	79,820
80,000	Crane Co.	2,040,065	4,756,800
30,000	DuPont de Nemours Inc.	1,569,484	1,593,900

Shares		Cost	Market Value

34,500	Honeywell International Inc.	$729,288	$4,988,355

		4,468,846	11,418,875

	Electronics — 9.0%
155,000	Resideo Technologies Inc.†	1,922,294	1,816,600
327,000	Sony Corp., ADR	5,490,684	22,605,510

		7,412,978	24,422,110

	Energy and Utilities — 2.9%
188,000	National Fuel Gas Co.	8,284,555	7,882,840

	Entertainment — 9.5%
40,000	Discovery Inc., Cl. A†	369,758	844,000
180,000	Discovery Inc., Cl. C†	2,584,997	3,466,800
48,000	Fox Corp., Cl. A	1,957,991	1,287,360
336,500	Grupo Televisa SAB, ADR†	3,334,416	1,763,260
20,000	Liberty Media Corp.- Liberty Braves, Cl. A†	402,760	401,600
107,040	Liberty Media Corp.- Liberty Braves, Cl. C†	1,849,967	2,112,969
59,000	Madison Square Garden Entertainment Corp.†	370,333	4,425,000
53,000	Madison Square Garden Sports Corp.†	116,996	7,785,170
32,000	The Walt Disney Co.	871,792	3,568,320

		11,859,010	25,654,479

	Environmental Services — 6.1%
133,500	Republic Services Inc.	1,647,434	10,953,675
60,000	Waste Connections Inc.	1,882,479	5,627,400

		3,529,913	16,581,075

	Equipment and Supplies — 1.1%
64,000	CIRCOR International Inc.†	737,499	1,630,720
50,000	Flowserve Corp.	191,155	1,426,000

		928,654	3,056,720

	Financial Services — 8.5%
114,700	American Express Co.	3,078,437	10,919,440
60,000	H&R Block Inc.	984,095	856,800
205,000	The Bank of New York Mellon Corp.	6,278,404	7,923,250
4,500	The Goldman Sachs Group Inc.	879,376	889,290
100,000	Wells Fargo & Co.	3,103,308	2,560,000

		14,323,620	23,148,780

	Food and Beverage — 4.6%
60,000	Diageo plc, ADR	2,166,302	8,063,400
85,000	Mondelēz International Inc., Cl. A	2,102,009	4,346,050

		4,268,311	12,409,450

	Hotels and Gaming — 0.9%
68,000	Ryman Hospitality Properties Inc., REIT	1,644,086	2,352,800

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery — 1.6%
183,744	CNH Industrial NV†	$1,331,785	$1,291,720
98,000	CNH Industrial NV, Borsa Italiana†	827,963	685,718
38,000	Xylem Inc.	818,994	2,468,480

		2,978,742	4,445,918

	Metals and Mining — 8.4%
369,500	Newmont Corp.	7,134,944	22,812,930

	Real Estate — 1.2%
59,200	Griffin Industrial Realty Inc.	981,366	3,206,864

	Telecommunications — 0.8%
108,000	Telephone and Data Systems Inc.	2,395,262	2,147,040

	Wireless Communications — 0.6%
50,000	United States Cellular Corp.†	2,167,350	1,543,500

	TOTAL COMMON STOCKS	129,834,605	265,754,385

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.8%
$5,035,000	U.S. Treasury Bills, 0.060% to 0.155%††, 07/30/20 to 09/24/20	$5,033,748	$5,033,620

	TOTAL INVESTMENTS — 99.9%	$134,868,353	270,788,005

	Other Assets and Liabilities (Net) — 0.1%		143,214

	NET ASSETS — 100.0%		$270,931,219

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $134,868,353)	$270,788,005
Cash	2,167
Receivable for investments sold	1,747,312
Receivable for Fund shares sold	671
Receivable from Adviser	8,086
Dividends receivable	869,298
Prepaid expenses	33,024
Total Assets	273,448,563
Liabilities:
Payable for Fund shares redeemed	670,864
Payable for investments purchased	1,328,858
Payable for investment advisory fees	226,913
Payable for distribution fees	49,000
Payable for accounting fees	11,250
Other accrued expenses	230,459
Total Liabilities	2,517,344
Net Assets (applicable to 23,261,980 shares outstanding)	$270,931,219

Net Assets Consist of:
Paid-in capital	$116,357,144
Total distributable earnings	154,574,075

Net Assets	$270,931,219

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,302,617 ÷ 198,088 shares outstanding; 50,000,000 shares authorized)	$11.62
Class A:
Net Asset Value and redemption price per share ($224,746,701 ÷ 19,248,376 shares outstanding; 100,000,000 shares authorized)	$11.68
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.39
Class C:
Net Asset Value and offering price per share ($1,651,425 ÷ 195,176 shares outstanding; 50,000,000 shares authorized)	$8.46	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($42,230,476 ÷ 3,620,340 shares outstanding; 50,000,000 shares authorized)	$11.66

Statement of Operations
For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $131,907)	$2,379,975
Interest	6,939

Total Investment Income	2,386,914

Expenses:
Investment advisory fees	1,430,234
Distribution fees - Class AAA	2,982
Distribution fees - Class A	296,313
Distribution fees - Class C	11,477
Shareholder services fees	95,325
Directors’ fees	43,199
Shareholder communications expenses	42,657
Legal and audit fees	37,454
Registration expenses	32,570
Accounting fees	22,500
Custodian fees	22,350
Miscellaneous expenses	17,086

Total Expenses	2,054,147

Less:
Expense reimbursements (See Note 3)	(48,184)
Expenses paid indirectly by broker (See Note 6)	(2,125)

Total Reimbursements and Credits	(50,309)

Net Expenses	2,003,838

Net Investment Income	383,076

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	20,095,565
Net realized gain on foreign currency transactions	693

Net realized gain on investments and foreign currency transactions	20,096,258

Net change in unrealized appreciation/depreciation:
on investments	(75,036,257)
on foreign currency translations	3,241

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(75,033,016)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(54,936,758)

Net Decrease in Net Assets Resulting from Operations	$(54,553,682)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$383,076	$1,045,932
Net realized gain on investments and foreign currency transactions	20,096,258	33,958,886
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(75,033,016)	23,476,204

Net Increase/(Decrease) in Net Assets Resulting from Operations	(54,553,682)	58,481,022

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(301,565)
Class A	—	(27,119,154)
Class C	—	(393,940)
Class I	—	(5,242,071)

Total Distributions to Shareholders	—	(33,056,730)

Capital Share Transactions:
Class AAA	(400,548)	(932,134)
Class A	(17,025,310)	(15,808,781)
Class C	(1,090,159)	(3,807,148)
Class I	(2,755,156)	1,898,883

Net Decrease in Net Assets from Capital Share Transactions	(21,271,173)	(18,649,180)

Redemption Fees	174	4,156

Net Increase/(Decrease) in Net Assets	(75,824,681)	6,779,268
Net Assets:
Beginning of year	346,755,900	339,976,632

End of period	$270,931,219	$346,755,900

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)									Ratios to Average Net Assets /
		from Investment Operations			Distributions						Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse ments	Operating Expenses Net of Reimbursements(c)	Portfolio Turnover Rate
Class AAA
2020(d)	$13.79	$ 0.01	$(2.18)	$(2.17)	—	—	—	$0.00	$11.62	(15.7)%	$2,303	0.18	%(e)	1.47%(e)	1.47%(e)	3%
2019	12.91	0.03	2.27	2.30	$(0.03)	$(1.39)	$(1.42)	0.00	13.79	17.8	3,172	0.22		1.41	1.41	3
2018	15.41	0.00 (b)	(1.27)	(1.27)	0.00 (b)	(1.23)	(1.23)	0.00	12.91	(8.2)	3,774	0.03		1.44	1.44	2
2017	14.61	0.01	1.85	1.86	(0.02)	(1.04)	(1.06)	0.00	15.41	12.7	4,542	0.09		1.41	1.41	2
2016	14.07	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.61	11.6	4,103	0.48		1.40	1.40	2
2015	18.23	0.01	(1.72)	(1.71)	(0.01)	(2.44)	(2.45)	—	14.07	(9.5)	4,492	0.05		1.39	1.39	3
Class A
2020(d)	$13.85	$ 0.01	$(2.18)	$(2.17)	—	—	—	$0.00	$11.68	(15.7)%	$224,747	0.20	%(e)	1.47%(e)	1.47%(e)	3%
2019	12.96	0.03	2.28	2.31	$(0.03)	$(1.39)	$(1.42)	0.00	13.85	17.8%	286,925	0.24		1.41	1.41	3
2018	15.48	0.00 (b)	(1.29)	(1.29)	0.00 (b)	(1.23)	(1.23)	0.00	12.96	(8.2)	281,613	0.03		1.44	1.44	2
2017	14.66	0.01	1.86	1.87	(0.01)	(1.04)	(1.05)	0.00	15.48	12.8	362,729	0.09		1.41	1.41	2
2016	14.12	0.07	1.57	1.64	(0.07)	(1.03)	(1.10)	0.00	14.66	11.6	386,700	0.48		1.40	1.40	2
2015	18.29	0.01	(1.73)	(1.72)	(0.01)	(2.44)	(2.45)	—	14.12	(9.5)	427,905	0.07		1.39	1.39	3
Class C
2020(d)	$10.08	$(0.03)	$(1.59)	$(1.62)	—	—	—	$0.00	$8.46	(16.1)%	$1,651	(0.58	)%(e)	2.22%(e)	2.22%(e)	3%
2019	9.80	(0.05)	1.72	1.67	—	$(1.39)	$(1.39)	0.00	10.08	17.0	3,265	(0.50)		2.16	2.16	3
2018	12.12	(0.09)	(1.00)	(1.09)	—	(1.23)	(1.23)	0.00	9.80	(8.9)	6,528	(0.72)		2.19	2.19	2
2017	11.77	(0.08)	1.47	1.39	—	(1.04)	(1.04)	0.00	12.12	11.8	8,351	(0.67)		2.16	2.16	2
2016	11.55	(0.03)	1.28	1.25	—	(1.03)	(1.03)	0.00	11.77	10.8	11,171	(0.27)		2.15	2.15	2
2015	15.55	(0.10)	(1.46)	(1.56)	—	(2.44)	(2.44)	—	11.55	(10.2)	13,317	(0.69)		2.14	2.14	3
Class I
2020(d)	$13.81	$ 0.04	$(2.19)	$(2.15)	—	—	—	$0.00	$11.66	(15.6)%	$42,230	0.67	%(e)	1.22%(e)	1.00%(e)(f)	3%
2019	12.93	0.10	2.27	2.37	$(0.10)	$(1.39)	$(1.49)	0.00	13.81	18.3	53,394	0.65		1.16	1.00(f)	3
2018	15.45	0.07	(1.28)	(1.21)	(0.08)	(1.23)	(1.31)	0.00	12.93	(7.8)	48,062	0.47		1.19	1.00(f)	2
2017	14.64	0.08	1.85	1.93	(0.08)	(1.04)	(1.12)	0.00	15.45	13.2	60,554	0.50		1.16	1.00(f)	2
2016	14.10	0.12	1.57	1.69	(0.12)	(1.03)	(1.15)	0.00	14.64	11.9	46,922	0.79		1.15	1.13(f)	2
2015	18.28	0.05	(1.73)	(1.68)	(0.06)	(2.44)	(2.50)	—	14.10	(9.3)	64,336	0.28		1.14	1.14	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2020, unaudited.
(e)	Annualized.
(f)

Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund. For the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, and 2016, these reimbursements amounted to $48,184, $85,745, $107,706, $87,199, and $11,790, respectively.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland and commenced investment operations on September 29, 1989. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$265,754,385	—	$265,754,385
U.S. Government Obligations	—	$5,033,620	5,033,620
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$265,754,385	$5,033,620	$270,788,005

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2020 or December 31, 2019.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2020, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$1,173,912
Net long term capital gains	34,010,094

Total distributions paid	$35,184,006

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$135,733,036	$146,528,596	$(11,473,627)	$135,054,969

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

threshold. Except as disclosed in the Statement of Operations, for the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Since October 1, 2016, the Adviser has continually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I. This contractual agreement is renewable annually and is in place until at least April 30, 2021. At June 30, 2020, the cumulative amount which the Fund may repay the Adviser is $328,834.

For the year ended December 31, 2017, expiring December 31, 2020	$87,199
For the year ended December 31, 2018, expiring December 31, 2021	107,706
For the year ended December 31, 2019, expiring December 31, 2022	85,745
For the six months ended June 30, 2020, expiring December 31, 2023	48,184

$328,834

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receives an annual fee of $2,000. The Chairman of the Nominating Committee receives an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $8,790,875 and $34,485,592, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2020, the Fund paid $4,646 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,263 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,125.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2020 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,456	$138,739	33,243	$454,241
Shares issued upon reinvestment of distributions	—	—	20,261	279,404
Shares redeemed	(42,399)	(539,287)	(115,894)	(1,665,779)

Net decrease	(31,943)	$(400,548)	(62,390)	$(932,134)

Class A
Shares sold	64,156	$2,570,595	305,518	$4,428,447
Shares issued upon reinvestment of distributions	—	—	1,870,240	25,902,820
Shares redeemed	(1,530,680)	(19,595,905)	(3,186,378)	(46,140,048)

Net decrease	(1,466,524)	$(17,025,310)	(1,010,620)	$(15,808,781)

Class C
Shares sold	513	$24,023	27,357	$279,119
Shares issued upon reinvestment of distributions	—	—	36,955	372,137
Shares redeemed	(129,287)	(1,114,182)	(406,190)	(4,458,404)

Net decrease	(128,774)	$(1,090,159)	(341,878)	$(3,807,148)

Class I
Shares sold	93,032	$1,427,764	227,995	$3,298,971
Shares issued upon reinvestment of distributions	—	—	358,981	4,953,942
Shares redeemed	(339,876)	(4,182,920)	(438,059)	(6,354,030)

Net increase/(decrease)	(246,844)	$(2,755,156)	148,917	$1,898,883

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of The Gabelli Value 25 Fund Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 10, 2020, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (Participating Organizations). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2019, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and a representative class/fund from each retail portfolio in the multi-cap core classifications, excluding outliers (the Performance Peer Group). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one-year, three-year, and five-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser

The Gabelli Value 25 Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

for the year ended December 31, 2019. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

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THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q220SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value 25 Fund Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date September 4, 2020

* Print the name and title of each signing officer under his or her signature.